UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust (formerly Scudder Securities Trust)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Health Care Fund

(formerly Scudder Health Care Fund)

	Shares	Value ($)

Common Stocks 99.6%
Health Care 99.6%
Biotechnology 22.3%
Alexion Pharmaceuticals, Inc.*	20,900	785,422
Amgen, Inc.*	74,500	5,624,005
Amylin Pharmaceuticals, Inc.*	27,300	1,184,274
Arena Pharmaceuticals, Inc.*	77,800	1,377,838
Biogen Idec, Inc.*	92,695	4,379,839
BioMarin Pharmaceutical, Inc.*	105,400	1,378,632
Celgene Corp.* (a)	73,000	2,774,000
Coley Pharmaceutical Group, Inc.* (a)	44,100	661,500
Discovery Laboratories, Inc.*	190,400	1,445,136
DOV Pharmaceutical, Inc.*	135,300	2,604,525
Encysive Pharmaceuticals, Inc.*	71,500	650,650
Gen-Probe, Inc.*	48,300	2,413,068
Genentech, Inc.*	59,800	5,124,262
Genzyme Corp.*	82,100	5,692,814
Gilead Sciences, Inc.*	72,300	4,502,121
Idenix Pharmaceuticals, Inc.*	45,500	931,385
ImClone Systems, Inc.* (a)	26,600	1,021,174
InterMune, Inc.* (a)	66,400	1,265,584
Keryx Biopharmaceuticals, Inc.*	98,000	1,671,880
Medicines Co.*	111,300	2,269,407
MedImmune, Inc.*	38,200	1,393,918
MGI Pharma, Inc.*	84,000	1,480,920
Millennium Pharmaceuticals, Inc.*	105,000	1,100,400
Myogen, Inc.*	57,300	2,171,670
Nuvelo, Inc.*	71,700	1,228,938
Rigel Pharmaceuticals, Inc.*	129,000	1,225,500

		56,358,862
Health Care Services 20.9%
Aetna, Inc.	103,200	5,263,200
Allscripts Healthcare Solutions, Inc.* (a)	72,700	1,363,125
Caremark Rx, Inc.*	100,500	4,999,875
Cerner Corp.*	28,500	1,186,455
Chemed Corp.	24,900	1,380,456
Covance, Inc.*	22,900	1,292,705
Coventry Health Care, Inc.*	43,400	2,587,508
DaVita, Inc.*	34,600	2,020,294
Eclipsys Corp.*	55,100	1,417,172
Fisher Scientific International, Inc.*	50,800	3,462,528
Fresenius Medical Care AG	16,641	1,788,515
HealthExtras, Inc.*	40,100	1,241,496
Healthways, Inc.* (a)	28,800	1,254,240
Medco Health Solutions, Inc.*	45,426	2,531,137
Omnicare, Inc.	21,700	1,320,445
PSS World Medical, Inc.*	38,600	667,008

Psychiatric Solutions, Inc.*	38,300	1,265,049
UnitedHealth Group, Inc.	151,820	8,840,478
WellPoint, Inc.*	116,400	8,938,356

		52,820,042
Hospital Management 1.7%
Community Health Systems, Inc.*	115,700	4,387,344
Life Sciences Equipment 2.6%
Charles River Laboratories International, Inc.*	23,400	1,131,390
Immucor, Inc.*	45,600	1,359,792
Invitrogen Corp.*	14,200	1,007,206
PerkinElmer, Inc.	76,200	1,812,798
Serologicals Corp.*	56,500	1,366,735

		6,677,921
Medical Supply & Specialty 20.6%
ArthroCare Corp.*	43,800	1,978,446
Bausch & Lomb, Inc.	31,700	2,193,957
Baxter International, Inc.	163,800	6,199,830
Beckman Coulter, Inc.	20,100	1,084,395
Biomet, Inc.	87,900	3,199,560
C.R. Bard, Inc.	38,700	2,534,463
Cardinal Health, Inc.	51,600	3,746,160
Cytyc Corp.*	66,600	1,920,078
DENTSPLY International, Inc.	44,200	2,518,958
Henry Schein, Inc.*	27,500	1,282,875
Hologic, Inc.*	25,600	1,224,448
IMS Health, Inc.	100,000	2,410,000
IntraLase Corp.* (a)	63,600	1,178,508
Kyphon, Inc.*	46,300	1,653,373
McKesson Corp.	47,900	2,592,827
Medtronic, Inc.	63,300	3,415,035
Patterson Companies, Inc.*	84,700	3,052,588
ResMed, Inc.*	31,800	1,290,762
Respironics, Inc.*	36,600	1,330,776
Schick Technologies, Inc.*	34,800	1,509,972
SonoSite, Inc.*	15,700	633,652
Varian Medical Systems, Inc.*	27,900	1,614,852
Viasys Healthcare, Inc.*	45,900	1,339,362
Zimmer Holdings, Inc.*	34,400	2,379,792

		52,284,669
Pharmaceuticals 31.5%
Abbott Laboratories	98,000	4,329,640
Allergan, Inc.	11,100	1,201,686
Astellas Pharma, Inc.	87,000	3,355,665
AstraZeneca PLC	54,779	2,530,960
AVANIR Pharmaceuticals "A"*	99,950	1,713,143
Cardiome Pharma Corp.*	110,700	1,320,651
Eli Lilly & Co.	40,400	2,247,048
Endo Pharmaceuticals Holdings, Inc.*	68,100	2,146,512
Forest Laboratories, Inc.*	40,500	1,858,950
Johnson & Johnson	148,000	8,532,200
New River Pharmaceuticals, Inc.*	63,000	1,926,540
Novartis AG (Registered) (a)	132,162	7,048,100
Pfizer, Inc.	239,950	6,284,290
Roche Holding AG (Genusschein) (a)	43,685	6,453,440

Sanofi-Aventis	35,570	3,023,353
Schering-Plough Corp.	275,300	5,093,050
Schwarz Pharma AG (a)	52,600	3,329,812
Sepracor, Inc.*	51,400	2,945,734
Shire PLC (ADR)	46,700	2,221,986
Teva Pharmaceutical Industries Ltd. (ADR) (a)	59,700	2,506,803
ViroPharma, Inc.*	59,100	1,143,585
Wyeth	172,600	8,595,480

		79,808,628

Total Common Stocks (Cost $187,669,361)		252,337,466
Securities Lending Collateral 10.0%
Daily Assets Institutional Fund, 4.49% (b) (c) (Cost $25,369,815)	25,369,815	25,369,815
Cash Equivalents 0.4%
Cash Management QP Trust, 4.51% (d) (Cost $937,757)	937,757	937,757
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 213,976,933)	110.0	278,645,038
Other Assets and Liabilities, Net	(10.0)	(25,355,964)

Net Assets	100.0	253,289,074

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2006 amounted to $24,384,984 which is 9.6% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006